Shareholder Fees (dei_DocumentInformationDocumentAxis, (Columbia Variable Portfolio - Marsico International Opportunities Fund), Class 2 Shares)	0 Months Ended
May 01, 2012
(Columbia Variable Portfolio - Marsico International Opportunities Fund) | Class 2 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value